RISK MANAGEMENT POLICIES - Concentration of loans and deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Loan balance	$ 482,455,084	$ 728,474,749
Deposit, Placement Balance	1,548,928,056	1,705,009,583
Liquidity risk [member]
Interest rate risk
Loan balance	$ 499,903,912	$ 766,535,154
Loan, percentage to total portfolio	100.00%	100.00%
Deposit, Placement Balance	$ 1,548,928,056	$ 1,705,009,583
Deposits, percentage to total portfolio	100.00%	100.00%
Liquidity risk [member] | 10 Largest Customer [Member]
Interest rate risk
Loan balance	$ 69,087,338	$ 68,238,639
Loan, percentage to total portfolio	13.80%	8.90%
Deposit, Placement Balance	$ 662,055,214	$ 571,545,441
Deposits, percentage to total portfolio	42.70%	33.50%
Liquidity risk [member] | 50 Following Largest Customer [Member]
Interest rate risk
Loan balance	$ 123,526,823	$ 124,053,825
Loan, percentage to total portfolio	24.70%	16.20%
Deposit, Placement Balance	$ 347,109,915	$ 379,200,150
Deposits, percentage to total portfolio	22.40%	22.20%
Liquidity risk [member] | 100 Following Largest Customers [Member]
Interest rate risk
Loan balance	$ 92,511,436	$ 96,004,018
Loan, percentage to total portfolio	18.50%	12.50%
Deposit, Placement Balance	$ 66,447,114	$ 94,183,414
Deposits, percentage to total portfolio	4.30%	5.50%
Liquidity risk [member] | Rest of Customers [Member]
Interest rate risk
Loan balance	$ 214,778,315	$ 478,238,672
Loan, percentage to total portfolio	43.00%	62.40%
Deposit, Placement Balance	$ 473,315,813	$ 660,080,578
Deposits, percentage to total portfolio	30.60%	38.70%